CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		88 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Cash from operating activities:
Net loss	$ (4,418,459)	$ (4,050,962)	$ (26,807,609)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	24,661	23,469	176,099
Impairment of patent	0	0	537,631
Loss on sale of property and equipment	0	7,405	64,172
Imputed interest on loans from stockholders	380,414	415,705	2,363,937
Changes in assets and liabilities:
Accounts receivable	60,252	(77,328)	(19,948)
Prepaid expenses and other current assets	(57,043)	6,250	(128,646)
Accounts payable	53,977	(370,359)	790,930
Due to officers	(225,870)	300,351	247,259
Income taxes payable	(308)	(26,683)	409
Total cash used in operating activities	(4,182,376)	(3,772,152)	(22,775,766)
Cash from investing activities:
Purchase of property and equipment	0	0	(181,760)
Proceeds from sales of property and equipment	0	1,332	16,860
Acquisition of patents	0	0	(746,576)
Total cash provided by (used in) investing activities	0	1,332	(911,476)
Cash from financing activities:
Proceeds from sale of equity	2,735,000	0	13,658,469
Proceeds from equity of variable interest entities	0	0	83,309
Proceeds from loans from stockholders	1,499,854	2,656,518	9,421,605
(Payments of) proceeds from other loans payable	(80,451)	300,000	219,549
Total cash provided by financing activities	4,154,403	2,956,518	23,382,932
Effect of exchange rate changes on cash and cash equivalents	134,871	803,314	446,683
Net increase (decrease) in cash	106,898	(10,988)	142,373
Cash, beginning of period	35,475	46,463	0
Cash, end of period	142,373	35,475	142,373
Supplemental disclosures:
Interest paid	28,449	13,794	93,289
Income taxes paid	0	0	32,673
Conversion of stockholders' loans to equity	3,689,208	1,376,229	5,065,437
Conversion of other loans payable to stockholders' loans	300,000	0	300,000
Conversion of stockholders' loans to equity of variable interest entities	0	0	1,114,400
Imputed interest on stockholders' loans reported as an increase to additional paid-in capital	$ 380,414	$ 415,705	$ 2,363,937